GRADISON GOVERNMENT INCOME FUND
SUPPLEMENT DATED JULY 28, 1997 TO PROSPECTUS DATED APRIL 28,
                            1997

Effective July 7, l997, the sales charge on purchases of Fund shares is eliminated.